UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          February 5, 2003

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   93

Form 13F information Table Value Total:   $257,901



List of Other Included Managers:


     FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100         2377   59,425                                        59425
AIR PRODUCTS       COM   009158106          232    5,430                                         5430
AMERICAN EXPRESS   COM   025816109          245    6,930                                         6930
AMERICAN INTL      COM   026874107         4714   81,479                                        81479
ANHEUSER BUSCH     COM   035229103         3850   79,550                                        79550
AUTOMATIC DATA     COM   053015103         3382   86,175                                        86175
BANKAMERICA        COM   060505104          268    3,854                                         3854
BANK OF NEW YORK   COM   064057102          900   37,546                                        37546
BAXTER INTL        COM   071813109          326   11,648                                        11648
BECTON DICKINSON   COM   075887109         1739   56,675                                        56675
BORDERS            COM   099709107         3249  201,800                                       121800             80,000
B P AMOCO          COM   055622104          930   22,883                                        22883
CAPITAL AUTOMOTIV  COM   139733109         8805  371,500                                       276500             95,000
CARPENTER TECH     COM   144285103         2885  231,697                                       181697             50,000
CEDAR FAIR L.P     COM   150185106          448   19,000                                        19000
COCA COLA          COM   191216100          232    5,300                                         5300
COLGATE PALMOLIVE  COM   194162103         2734   52,147                                        52147
CHEVRON/TEXACO     COM   166764100          547    8,228                                         8228
COMMERCE BANCORP   COM   200519106         4737  109,677                                       109677
COMPUDYNE          COM   204795306          746  118,550                                        31150             87,400
CONAGRA            COM   205887102         1634   65,325                                        65325
CSX                COM   126408103         3738  132,025                                       132025

  COLUMN TOTALS                           44980

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None

DAKTRONICS         COM   234264109         8541  638,350                                       456350             182,000
DOVER CORP         COM   260003108         1508   51,700                                        51700
DREXLER TECHNOLOG  COM   261876106         1052   83,500                                        23700               59800
DUKE ENERGY        COM   264399106          197   10,067                                        10067
DU PONT            COM   263534109          334    7,872                                         7872
EMBREX             COM   290817105         4392  394,725                                       294725             100,000
EDGE PETROLEUM     COM   279862106         2005  534,751                                       432751             102,000
EMERSON ELECTRIC   COM   291011104          475    9,344                                         9344
EVERGREEN RES      COM   299900308         1365   30,425                                        30425
GANNETT            COM   364730101         4103   57,150                                        57150
GENERAL DYNAMICS   COM   369550108         2920   36,796                                        36796
GENERAL ELECTRIC   COM   369604103         6473  265,834                                       265834
GENTEX             COM   371901109         7486  236,600                                       162500             74,100
GILLETTE           COM   375766102          603   19,850                                        19850
GLAXO HOLDINGS     COM   37733W105          318    8,493                                         8493
W W GRAINGER       COM   384802104         2504   48,575                                        48575
GROUP 1 SOFTWARE   COM   39943Y103         3639  304,502                                       146900            157,602
HANCOCK FABRICS    COM   409900107         2630  172,450                                       172450
H J HEINZ          COM   423074103          917   27,911                                        27911
HERSHEY FOODS      COM   427866108         3554   52,700                                        52700
IBM                COM   459200101          989   12,755                                        12755
IMPATH             COM   45255G101         3860  195,725                                        99725              96,000
INTEL              COM   458140100         1363   87,531                                        87531
JOHNSON & JOHNSON  COM   478160104         2351   43,768                                        43768
KENSEY NASH        COM   490057106         8882  486,125                                       355125             131,000
KIMBERLY CLARK     COM   494368103         3908   82,334                                        82334
KINGSWAY FINANCIA  COM   496904103         1432  165,500                                       165500
LILLY, ELI         COM   532457108         3331   52,450                                        52450
LITHIA MOTORS      COM   536797103         5708  363,825                                       259225              104600

  COLUMN TOTALS                           86840


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
MEADE INSTRUMENT   COM   583062104         3088  989,900                                       863900            126,000
MEDTRONIC          COM   585055106         4849  106,340                                       106340
McGRAW HILL        COM   580645109          991   16,400                                        16400
MELLON BANK        COM   58551A108         3659  140,150                                       140150
MERCK              COM   589331107         2707   47,812                                        47812
MICROSOFT          COM   594918104         3410   65,960                                        65960
3 M COMPANY        COM   885794101          709    5,750                                         5750
PARKWAY PROP       COM   70159Q104         6834  194,818                                       135918              58,900
PENN NATL GAMING   COM   707569109         8859  558,561                                       408161             150,400
PEPSICO            COM   713448108         6084  144,104                                       144104
PERF. FOOD GROUP   COM   713755106         7037  207,214                                       141414              65,800
PFIZER             COM   717081103         1052   34,405                                        34405
PLANTRONICS        COM   727493108         1494   98,750                                        63950              34,800
PROCTOR & GAMBLE   COM   742181109         2553   29,711                                        29711
PUBLIC STORAGE     COM   74460D109          483   14,950                                        14950

  COLUMN TOTALS                           53809
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
PNC BANC CORP      COM   693475105          422   10,073                                        10073
PHARMACIA  CORP    COM   71713U102         4856  116,173                                       116173
Q-LOGIC            COM   747277101         8993  260,605                                       220805              39,800
QUALITY SYSTEMS I  COM   747582104          555   27,600                                        27600
RICHARDSON ELEC.   COM   763165107         2161  249,500                                       155700              93,800
ROCK OF AGES       COM   772632105         1926  340,850                                       203950             136,900
ROYAL DUTCH        COM   780257104          239    5,425                                         5425
SBC COMMUNICATION  COM   78387G103         1646   60,723                                        60723
SCHERING PLOUGH    COM   806605101          533   24,000                                        24000
SARA LEE           COM   803111103          498   22,128                                        22128
SCHLUMBERGER       COM   806857108          354    8,400                                         8400
SCHWAB             COM   808513105          179   16,500                                        16500
SKYWEST INC.       COM   830879102         2752  210,550                                       169450              41,100
STATE ST CORP      COM   857477103         1195   30,650                                        30650
SERVICEMASTER      COM   81760N109          151   13,579                                        13579
STRYKER CORP       COM   863667101         1010   15,050                                        15050
SYSCO CORP         COM   871829107         5620  188,657                                       188657
UNITED TECHNOLOGI  COM   913017109         1686   27,216                                        27216
UNIVERSAL ELECT.   COM   913483103         3523  361,675                                       236675             125,000
VERIZON            COM   92343V104         1667   43,028                                        43028
WACHOVIA           COM   929903102         3154   86,566                                        86566
WALGREEN           COM   931422109         4553  155,990                                       155990
WALMART            COM   931142103         5456  108,025                                       108025
WRIGLEY            COM   982526105         3088   56,275                                        56275
WYETH              COM   983024100          209    5,600                                         5600
EXXON MOBIL        COM   30231G102         6623  189,558                                       189558
DENTSPLY INTL      COM   249030107         9223  247,917                                       247917
  COLUMN TOTALS                           72272
   FINAL TOTAL                         $257,901

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